Jul. 31, 2020
PACE® Large Co Growth Equity Investments
PACE® Large Co Growth Equity Investments

PACE® Select Advisors Trust

Prospectus Supplement | September 11, 2020

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2019, as supplemented.

Includes:

• PACE® Large Co Growth Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Large Co Growth Equity Investments and PACE International Emerging Markets Equity Investments (each, a "fund"), each, a series of PACE Select Advisors Trust ("Trust").

First, at the recommendation of UBS Asset Management (Americas) Inc., the funds' manager, the Board of Trustees of the Trust approved a change in PACE Large Co Growth Equity Investments' "80% policy," such that the fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies, which may be represented by derivatives such as swap agreements or futures contracts and investments in securities of other investment companies that invest primarily in equity securities of large capitalization companies. Currently, the Prospectuses and SAI state that, under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies. The change to the 80% policy is being made to clarify that investments in derivatives and other investment companies that provide exposure to equity securities issued by large capitalization companies will be counted for purposes of the fund's 80% policy. This change is expected to become effective on or about November 10, 2020.

Second, this supplement updates certain information regarding the portfolio management team for LMCG Investments, LLC ("LMCG"), a subadvisor to PACE International Emerging Markets Equity Investments. Effective as of September 3, 2020, Shannon Ericson ceased to be a portfolio manager for the portion of the fund's assets managed by LMCG.

I. PACE Large Co Growth Equity Investments

Effective on or about November 10, 2020, the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Large Co Growth Equity Investments Fund summary" and sub-captioned "Principal investments" on page 40 of the Multi-Class Prospectus and beginning on page 42 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph of that section in its entirety with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by large capitalization companies, which may be represented by derivatives such as swap agreements or futures contracts and investments in securities of other investment companies that invest primarily in equity securities of large capitalization companies.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.